Equity-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Duration for award vesting			5 years
Stock compensation expense recognized	$ 2.2	$ 2.6	$ 3.7	$ 3.9	$ 2.6
Unrecognized compensation cost related to stock options			5.5
Weighted-average period			1 year 10 months 24 days
Percentage of stock option granted exercise price			100.00%
Percentage of stock option granted cliff vest			100.00%
Stock option granted Contractual term			10 years
Weighted-average grant-date fair value, Granted			$ 272.0	$ 240.8	$ 136.1
Stock Compensation Plan
Share authorized to issue			4,000
Restricted Stock Units (RSUs)
Weighted-average grant-date fair value, Granted			$ 1,040.0	$ 0
Weighted-average grant-date fair value of RSUs			0.5	0	0.8
Non -vested restricted stock units	1,133		1,900	2,000	2,600
Restricted Stock Units (RSUs) | Minimum
Duration for award vesting			3 years
Restricted Stock Units (RSUs) | Maximum
Duration for award vesting			5 years
Restricted Stock Units And Restricted Stock
Weighted-average period			1 year 6 months
Unrecognized compensation cost related to RSUs			0.6
Fair value of RSUs and restricted stock vested			$ 0.5	$ 0.5	$ 0.3
Restricted Stock [Member]
Restricted stock units outstanding	3,500